Supplemental Oil And Gas Disclosure (Unaudited) (Details 1) - Oil [Member]	Mar. 31, 2015 $ / bbl MBbls MMBbls
Gross
Proved developed reserves | MBbls	104
Proved undeveloped reserves	384
Base pricing, before adjustments for contractual differentials | $ / bbl	79.21
Net
Proved developed reserves	0
Proved undeveloped reserves	0